Trade Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Accounts Payable and Accruals [Abstract]
TRADE PAYABLES AND OTHER CURRENT LIABILITIES

NOTE 11- TRADE PAYABLES AND OTHER CURRENT LIABILITIES:

a.	Trade payables are denominated in the following currencies:

	December 31,
	2018	2017
	USD in thousands
NIS unlinked	137	123
USD	43	54
Euro	10	13
	190	190

b.	Other:

	December 31,
	2018	2017
	USD in thousands
Payroll and related expenses	72	180
Wages and fees of related parties and related expenses	271	72
Institutions	83	96
Provision for vacations and recreation	162	158
Contract liability	231	61
Accrued expenses	299	200
Provisions	54	-
	1,172	767

Other payable balances (except for advances from customers) are denominated in the following currencies:

	As of December 31,
	2018	2017
	USD in thousands

NIS unlinked	446	461
USD	447	215
Euro	48	30
	941	706

The balances of the financial instruments included within the trade payables and other payables approximate their fair value as the effect of the discounting is immaterial.